TDAM New York Municipal Money Market Portfolio (Second Prospectus Summary) | TDAM New York Municipal Money Market Portfolio

TDAM New York Municipal Money Market Portfolio

Investment Objective

The TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) seeks maximum current income that is exempt from regular federal, New York State and City income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Class A
Management Fees	0.10%
Distribution (12b-1) Fees	0.53%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.21%
Total Other Expenses	0.46%
Total Annual Portfolio Operating Expenses	1.09%

Example

This Example is intended to help you compare the cost of investing in the New York Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the New York Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New York Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
| | Class A | USD ($)	111	347	601	1,329

Investment Strategies

The New York Portfolio is a money market fund. The New York Portfolio invests in high quality money market securities that TDAM USA Inc., the New York Portfolio’s investment manager (the “Investment Manager” or “TDAM”), has determined are eligible securities. An eligible security is a security with a remaining maturity of 397 calendar days or less that the Investment Manager determines presents minimal credit risks to the New York Portfolio, a security issued by a registered investment company that is a money market fund, or a government security.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The New York Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of New York or the state’s political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States. In the opinion of the issuer’s bond counsel, the income from these securities is exempt from the state of New York’s personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable New York state tax-exempt securities are unavailable, the New York Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax. The municipal securities in which the New York Portfolio invests may include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The New York Portfolio is a non-diversified portfolio.

Principal Risks

Interest Rate Risk  — The income from the New York Portfolio will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. There may be a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk  — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk  — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the New York Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk  — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

New York Municipal Securities Risk  — The yields of New York municipal securities depend on, among other things, conditions in the state’s municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue. Because the New York Portfolio will invest a large portion of its assets in New York municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political and regulatory occurrences or terrorism. New York’s economy, while diverse, has a relatively large share of the nation’s financial activities. As a result, the state’s economy is especially vulnerable to adverse events affecting the financial markets.

Non-Diversification Risk  — The New York Portfolio’s “non-diversified” status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk  — The New York Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the Investment Manager nor the New York Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to New York Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk  — The New York Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Redemption Risk  — The Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Liquidity Fees and Redemption Gates Risk  — If the New York Portfolio’s weekly liquid assets fall below 30% of its total assets, the Portfolio’s Board of Directors (the “Board”), in its discretion, may at anytime, including as early as the same day, impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the New York Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Portfolio must impose a liquidity fee in the default amount of 1% of the value of shares redeemed, generally effective as of the next business day, unless the Board determines that a higher (not to exceed 2%) or lower fee level or not imposing a liquidity fee is in the best interests of the Portfolio. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Repurchase Agreements Risk  — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The Portfolio will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Portfolio to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Portfolio could experience a loss.

You could lose money by investing in the New York Portfolio. Although the New York Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio's liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Performance

The following bar chart and table illustrate the risks of investing in Class A of the New York Portfolio. The bar chart shows changes in Class A’s performance from year to year. The table shows average annual total returns of Class A of the New York Portfolio. Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit TDAM at www.tdamusa.com.

YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year New York Portfolio — Class A

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.33% (for the quarter ended 3/31/08) and 0.00% (for the quarter ended 3/31/15), respectively.

Year-to-Date Return (9/30/16): 0.01%

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/15
Average Annual Total Returns		Label	1 Year	5 Years	Since Inception	Inception Date
| | Class A	[1]	New York Portfolio — Class A	0.01%	0.01%	0.30%	May 31, 2007
[1]	As of 12/31/15, the 7-day yield for the New York Portfolio — Class A was 0.01%. As of 12/31/15, the tax-equivalent 7-day yield for the New York Portfolio — Class A was 0.01%.